Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Beginning balance
Provision for security deposits		10,378
Write off security deposits		(10,378)
Ending balance